Investment Objectives and Goals - NICHOLAS FUND INC - NICHOLAS FUND INC	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund strives to increase the value of your investment over the long-term (“long-term growth”).